FDIC loss share (expense) income - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
F D I C Loss Share Expense Income [Line Items]
Reversal of accelerated FDIC Indemnification Asset, Accretion of Discount	$ 12,492	$ 0	$ 0
Federal Deposit Insurance Corporation [Member]
F D I C Loss Share Expense Income [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%